Premises and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 48,139,208	$ 47,544,896
Less: Accumulated Depreciation	(21,563,951)	(20,325,013)
Total Premises and Equipment, Net	26,575,257	27,219,883
Depreciation Expense	1,888,280	1,589,671	$ 1,487,734
Depreciation Expense	1,888,280	1,589,671	$ 1,487,734
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,708,424	7,708,424
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	25,601,331	25,336,734
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,821,901	12,748,562
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,007,552	$ 1,751,176